First time adoption of IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 6,154	$ 7,068		$ 13,391
Receivables and prepaid expenses	68	382		310
Current assets	7,134	7,450		13,701
Non-current assets
Property and equipment	87	112		68
Mineral property interests	0	532		38,875
Long-term investments	199	151		146
Reclamation deposits and other	12	12		490
Non current Assets	298	807		39,579
Total assets	7,432	8,257		53,280
Current liabilities
Accounts payable and accrued liabilities	346	247		455
Current Liabilities	346	247		455
Non-current liabilities
Deferred revenue	38,411	24,658		22,987
Deferred income tax	0	0		3,015
Non current Liabilities	46,835	32,499		33,336
Total liabilities	47,181	32,746		33,791
Shareholders' equity (deficiency)
Share capital	172,955	172,308		178,740
Reserves	22,199	22,175		20,863
Share capital received in advance	0	0		559
Accumulated other comprehensive income (loss)	1,688	(1,684)		0
Deficit	(236,591)	(217,288)		(180,673)
Total shareholders' equity (deficiency)	(39,749)	(24,489)		19,489
Total liabilities and shareholders' equity (deficiency)	$ 7,432	8,257		$ 53,280
Previous GAAP [member]
Current assets
Cash and cash equivalents		7,068	$ 13,391
Receivables and prepaid expenses		382	310
Current assets		7,450	13,701
Non-current assets
Property and equipment		112	43
Mineral property interests		532	38,875
Long-term investments		151	146
Reclamation deposits and other		12	515
Non current Assets		807	39,579
Total assets		8,257	53,280
Current liabilities
Accounts payable and accrued liabilities		247	455
Current Liabilities		247	455
Non-current liabilities
Loan payable to Oyu Tolgoi LLC		7,841	7,334
Deferred revenue		24,658	22,987
Deferred income tax		0	3,015
Non current Liabilities		32,499	33,336
Total liabilities		32,746	33,791
Shareholders' equity (deficiency)
Share capital		139,689	178,740
Reserves		22,175	20,863
Share capital received in advance		0	559
Accumulated other comprehensive income (loss)		5,230	(7,061)
Deficit		(191,583)	(173,612)
Total shareholders' equity (deficiency)		(24,489)	19,489
Total liabilities and shareholders' equity (deficiency)		8,257	53,280
Effect of transition to IFRS [member]
Current assets
Cash and cash equivalents		0	0
Receivables and prepaid expenses		0	0
Current assets		0	0
Non-current assets
Property and equipment		0	0
Mineral property interests		0	0
Long-term investments		0	0
Reclamation deposits and other		0	0
Non current Assets		0	0
Total assets		0	0
Current liabilities
Accounts payable and accrued liabilities		0	0
Current Liabilities		0	0
Non-current liabilities
Loan payable to Oyu Tolgoi LLC		0	0
Deferred revenue		0	0
Deferred income tax		0	0
Non current Liabilities		0	0
Total liabilities		0	0
Shareholders' equity (deficiency)
Share capital		32,619	0
Reserves		0	0
Share capital received in advance		0	0
Accumulated other comprehensive income (loss)		(6,914)	7,061
Deficit		(25,705)	(7,061)
Total shareholders' equity (deficiency)		0	0
Total liabilities and shareholders' equity (deficiency)		0	0
Amount Restated Under IFRS [Member]
Current assets
Cash and cash equivalents		7,068	13,391
Receivables and prepaid expenses		382	310
Current assets		7,450	13,701
Non-current assets
Property and equipment		112	43
Mineral property interests		532	38,875
Long-term investments		151	146
Reclamation deposits and other		12	515
Non current Assets		807	39,579
Total assets		8,257	53,280
Current liabilities
Accounts payable and accrued liabilities		247	455
Current Liabilities		247	455
Non-current liabilities
Loan payable to Oyu Tolgoi LLC		7,841	7,334
Deferred revenue		24,658	22,987
Deferred income tax		0	3,015
Non current Liabilities		32,499	33,336
Total liabilities		32,746	33,791
Shareholders' equity (deficiency)
Share capital		172,308	178,740
Reserves		22,175	20,863
Share capital received in advance		0	559
Accumulated other comprehensive income (loss)		(1,684)	0
Deficit		(217,288)	(180,673)
Total shareholders' equity (deficiency)		(24,489)	19,489
Total liabilities and shareholders' equity (deficiency)		$ 8,257	$ 53,280